Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
Sector Rotation Fund (No Load Shares)
Average Annual Return [Line Items]
Average Annual Return, Percent	14.40%	11.85%	10.53%	9.43%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.60%	16.46%	15.29%	14.17%